Notes to the Consolidated Statements of Operations	9 Months Ended
Sep. 30, 2024
Notes to the Consolidated Statements of Operations
Notes to the Consolidated Statements of Operations

3. Notes to the Consolidated Statements of Operations

3.1 Revenue from contract with customers

The Group recognized the following revenues:

	Three months ended September 30,		Nine months ended September 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Belgium
GSK	15,935	490,701	28,691	508,323
Switzerland
CRISPR	249	3,202	1,303	12,389
Netherlands
Genmab	298	—	1,197	—
Total	16,483	493,902	31,191	520,711

During the three months ended September 30, 2024, the Company recognized revenues from:

	over-time		at point-in-time
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
i) delivery of research and development services combined with an IP license	6,192	90,589	—	—
ii) research and development services considered distinct within the agreements	2,380	3,165	—	—
iii) delivery of products	—	—	7,911	149
iv) granting of IP licenses	—	—	—	400,000
Total	8,572	93,754	7,911	400,149

During the nine months ended September 30, 2024, the Company recognized revenues from:

	over-time		at point-in-time
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
i) delivery of research and development services combined with an IP license	14,737	107,133	—	—
ii) research and development services considered distinct within the agreements	7,640	7,454	—	—
iii) delivery of products	—	—	8,814	6,124
iv) granting of IP licenses	—	—	—	400,000
Total	22,377	114,588	8,814	406,124

On June 29, 2024, CureVac and Glaxosmithkline Biologicals SA (GSK) entered into a new Licensing Agreement to amend and restate their existing collaboration agreements (CLA1 and CLA2, as amended and restated). The agreement was dependent upon approval of the German Antitrust Authorities which was granted on July 11, 2024, and marks the effective date of the agreement. Under the agreement, CureVac granted GSK a worldwide, non-transferable, royalty-free, sublicensable, exclusive license to use the CureVac licensed intellectual property (IP) for the development and manufacture of the GSK products, as well as a worldwide, royalty-bearing, sublicensable exclusive license to use the CureVac licensed IP for the commercialization of the GSK products.

Since 2020 under the CLA1 and CLA2 agreements, GSK and CureVac have developed mRNA vaccine candidates for infectious diseases including seasonal influenza and COVID-19 and avian influenza. All candidates are based on CureVac's proprietary second-generation mRNA backbone.

Under the terms of the License Agreement, GSK will assume full control of developing and manufacturing candidate vaccines for influenza and COVID-19, including combinations. The new Licensing Agreement replaces all previous financial considerations from the prior collaboration agreements between CureVac and GSK. CureVac further retains exclusive rights to the additional undisclosed and preclinically validated infectious disease targets from the prior collaboration together with the freedom to independently develop and partner mRNA vaccines in any other infectious disease or other indication.

CureVac identified one performance obligation in granting of licenses and one in activities related to the transition and wind down of the GSK program. CureVac received a non-refundable upfront payment of EUR 400,000k, which was received in August 2024, and will receive additional development and regulatory milestone payments of up to EUR 550,000k, commercial milestone payments of up to EUR 500,000k and tiered royalties on product sales.

Since CureVac has no major obligations in respect of the licenses and, especially, no obligation to perform further research and development (R&D) services in connection with the granted licenses, the licenses do not provide access to CureVac’s IP. Instead, the licenses are accounted for as a right to use CureVac’s IP. GSK is able to direct the use of, and obtain substantially all of the benefits from, the license at the time that control of the license is transferred to GSK. Therefore, the upfront payment is fully recognized in the third quarter of 2024 as revenue. Under the previous CLA1 and CLA2 agreements, CureVac recognized revenue over time for the combined performance obligation where CureVac grants its customer a license which is bundled with research and development services relating to the technology.

CureVac and GSK agreed in the License Agreement that all unfulfilled performance obligations from prior CLA1 and CLA2 agreements relating to R&D services combined with an IP license expired, which means that GSK can no longer exercise its contractual rights in respect to R&D services combined with an IP license. All outstanding contract liabilities amounting to EUR 80,382k attributed to expired performance obligations that resulted from non-refundable upfront payments are recognized as revenue upon the Licensing Agreement becoming effective in July 2024.

In the third quarter of 2024, the Company reached a development milestone of EUR 10,000k under the GSK I collaboration. Therefore, revenue for the nine months ending September 30, 2024, also includes recognition of EUR 10,000k of the milestone amount (September 30, 2023: EUR 1,087k).

Of the total revenues recognized in the nine months ended September 30, 2024, EUR 508,323k in revenue was recognized under the agreements with GSK.

The Group has received upfront and milestone payments which were initially deferred and are subsequently recognized as revenue as the Group renders services over the performance period. Below is a summary of such payments and the related revenues recognized:

		Upfront and	Upfront and
		milestones payments included	milestones payments included
		in contract	in contract
	Upfront and milestone	liabilities at	liabilities at
Customer	payments	December 31, 2023	September 30, 2024
		(EUR k)	(EUR k)
GSK	EUR 635,000k	88,715	—
CRISPR	USD 8,500k (EUR 7,626k)*	1,582	243
Genmab	USD 10,000k (EUR 8,937k)*	2,383	2,383
Total		92,680	2,626
*	Translated at the currency exchange rate prevailing on the transaction date.

	Revenue recognized from
	upfront and milestones payments
	for three months ended		for nine months ended
	September 30,		September 30,
Customer	2023	2024	2023	2024
	(EUR k)	(EUR k)	(EUR k)	(EUR k)
GSK	5,816	490,382	13,313	503,715
CRISPR	77	207	232	3,419
Genmab	298	—	1,192	—
Total	6,192	490,589	14,737	507,133

Contract balances:

	December 31,	September 30,
	2023	2024
	EUR k	EUR k
Trade receivables	14,326	5,764
Contract assets	2,758	—
Contract liabilities	92,680	2,626

3.2 Cost of sales

The cost of sales consists of the following:

	Three months ended September 30,		Nine months ended September 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Personnel	(9,178)	(12,609)	(26,737)	(34,029)
Materials	(7,919)	(4,140)	(20,550)	(38,220)
Third-party services	(4,989)	(2,791)	(16,827)	(25,252)
Maintenance and lease	(688)	(946)	(1,802)	(2,679)
Amortization and depreciation	(1,052)	(1,098)	(3,271)	(3,200)
Other	(455)	(347)	(1,582)	(963)
Total	(24,281)	(21,931)	(70,770)	(104,344)

For the nine months ended September 30, 2024, cost of sales increased in comparison to the corresponding period in 2023. This increase was primarily attributable to the increase of a CMO (contract manufacturing organization) provision (refer to Note 12 for further information), write-down of raw materials (refer to Note 8 for further information) and higher personnel expenses due to costs related to the restructuring of the organization of EUR 4,377k (refer to Note 12 for further information).

3.3 Selling and distribution expenses

Selling and distribution expenses consist of the following:

	Three months ended September 30,		Nine months ended September 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Personnel	(782)	(1,388)	(2,812)	(3,165)
Amortization and depreciation	(12)	(2)	(18)	(2)
Other	(145)	(174)	(342)	(354)
Total	(940)	(1,564)	(3,172)	(3,521)

3.4 Research and development expenses

R&D expenses consists of the following:

	Three months ended September 30,		Nine months ended September 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Materials	(3,783)	(3,347)	(12,999)	(12,628)
Personnel	(11,765)	(16,087)	(35,335)	(35,490)
Amortization and depreciation	(1,817)	(850)	(5,325)	(5,244)
Impairment	—	—	—	(3,248)
Patents and fees to register/protect a legal right	(2,002)	(23,680)	(4,049)	(33,737)
Third-party services	(5,813)	(3,921)	(17,586)	(12,598)
Maintenance and lease	(1,667)	(1,580)	(5,260)	(4,984)
Other	(399)	(513)	(1,809)	(968)
Total	(27,245)	(49,979)	(82,363)	(108,896)

During the nine months ended September 30, 2024, research and development expenses increased in comparison to the same period of 2023 due to increased expenses related to the IP litigations (refer to Note 12 for further information) and write-off of licenses (refer to Note 6.1 for further information).

The increase in personnel expenses for the three months ended September 30, 2024, is primarily due to costs related to the restructuring of the organization of EUR 4,823k (refer to Note 12 for further information). For the nine months ended September 30, 2024, the increase is offset by the reimbursement from GSK on the development costs incurred by CureVac related to CV2CoV, or GSK II, for the first half of 2024. Since the first EUR 100,000k on development costs of GSK II was achieved in August 2023, CureVac recognized GSK’s reimbursement on GSK II as an offset against research and development expenses until June 2024 (refer to Note 3.1. for further information).

The increase in patent and fees to register / protect a legal right for the three months ended September 30, 2024, is primarily due to the provisions recognized related to pending patent litigations of EUR 15,894k (refer to Note 12 for further information).

As of September 30, 2024, the Group had no development expenditures which met the requirements for capitalization and thus none have been capitalized.

3.5 General and administrative expenses

General and administrative expenses consist of the following:

	Three months ended September 30,		Nine months ended September 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Personnel	(6,728)	(5,343)	(22,470)	(16,500)
Maintenance and lease	(297)	(1,862)	(3,212)	(4,166)
Third-party services	(6,507)	(5,471)	(19,380)	(17,778)
Legal and other professional services	(1,336)	(1,759)	(7,410)	(5,559)
Amortization and depreciation	(3,223)	(2,134)	(9,294)	(6,590)
Other	(483)	(102)	(2,341)	(1,129)
Total	(18,574)	(16,672)	(64,106)	(51,723)

During the nine months ended September 30, 2024, general and administrative expenses decreased in comparison to the same period of 2023 due to decreased personnel expenses related to lower share-based payment expenses (refer to Note 5 for further details).

Others include mainly expenses for D&O insurance.

3.6 Other operating income

	Three months ended September 30,		Nine months ended September 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Compensation for CMO/Material transfer	89	—	1,891	2,848
Reimbursement Claim	—	1	—	1,359
Sale of equipment	477	968	961	1,415
Grants and other cost reimbursements from government agencies and similar bodies	274	332	514	332
Other	77	336	999	838
Total	917	1,637	4,365	6,792